Contract assets and contract liabilities - Disclosure of contract liabilities explanatory (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Contract assets and contract liabilities
Billings in advance of performance	¥ 10,843	¥ 2,119
Billings in advance of goods transferred	17,669	2,357
Contract liabilities	¥ 28,512	¥ 4,476